Related Parties - Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key Management Personnel Compensation [Abstract]
Key Management Personnel Fees	$ 54,335	$ 76,589	$ 30,700
Key Management Personnel Compensation Total	$ 54,335	$ 76,589	$ 30,700